UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN TEMPORARY EQUITY AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 20,265	$ 1	$ 3,922	$ (13,217)	$ 398	$ (8,896)
Beginning balance, shares at Dec. 31, 2022	18,406,857	7,943,585
Stock-based compensation			133			133
Net loss				(15,569)		(15,569)
Translation adjustment					(105)	(105)
Forgiveness of stockholder liabilities			620			620
Ending balance, value at Dec. 31, 2023	$ 20,265	$ 1	4,675	(28,786)	293	(23,817)
Ending balance, shares at Dec. 31, 2023	18,406,857	7,943,585
Stock-based compensation			31			31
Net loss				(1,954)		(1,954)
Translation adjustment					(27)	(27)
Ending balance, value at Mar. 31, 2024	$ 20,265	$ 1	4,706	(30,740)	266	(25,767)
Ending balance, shares at Mar. 31, 2024	18,406,857	7,943,585
Beginning balance, value at Dec. 31, 2023	$ 20,265	$ 1	4,675	(28,786)	293	(23,817)
Beginning balance, shares at Dec. 31, 2023	18,406,857	7,943,585
Stock-based compensation			886			886
Stock-based compensation - Unicorn, shares		1,342,650
Net loss				(21,055)		(21,055)
Translation adjustment					(15)	(15)
Ending balance, value at Dec. 31, 2024	$ 20,265	$ 1	5,561	(49,841)	278	(44,001)
Ending balance, shares at Dec. 31, 2024	18,406,857	9,286,235
Beginning balance, value at Mar. 31, 2024	$ 20,265	$ 1	4,706	(30,740)	266	(25,767)
Beginning balance, shares at Mar. 31, 2024	18,406,857	7,943,585
Stock-based compensation			194			194
Net loss				(4,057)		(4,057)
Translation adjustment					(5)	(5)
Ending balance, value at Jun. 30, 2024	$ 20,265	$ 1	4,900	(34,797)	261	(29,635)
Ending balance, shares at Jun. 30, 2024	18,406,857	7,943,585
Stock-based compensation			435			435
Stock-based compensation - Unicorn, shares		1,342,650
Net loss				(6,206)		(6,206)
Translation adjustment					8	8
Stock-based compensation - Unicorn
Ending balance, value at Sep. 30, 2024	$ 20,265	$ 1	5,335	(41,003)	269	(35,398)
Ending balance, shares at Sep. 30, 2024	18,406,857	9,286,235
Beginning balance, value at Dec. 31, 2024	$ 20,265	$ 1	5,561	(49,841)	278	(44,001)
Beginning balance, shares at Dec. 31, 2024	18,406,857	9,286,235
Stock-based compensation			141			141
Net loss				(5,561)		(5,561)
Translation adjustment					(1)	(1)
Common Stock issuance - IPO			500			500
Common Stock issuance, shares		352,852
Ending balance, value at Mar. 31, 2025	$ 20,265	$ 1	6,202	(55,402)	277	(48,922)
Ending balance, shares at Mar. 31, 2025	18,406,857	9,639,087
Stock-based compensation			183			183
Net loss				(6,724)		(6,724)
Translation adjustment					(15)	(15)
Common Stock issuance - IPO			985			985
Common Stock issuance, shares		695,276
Preferred Stock Conversion to Common Stock, Shares	(18,406,857)	39,618,919
Ending balance, value at Jun. 30, 2025	$ 20,265	$ 1	7,370	(62,126)	262	(54,493)
Ending balance, shares at Jun. 30, 2025	18,406,857	10,334,363
Stock-based compensation			204			204
Net loss				(10,426)		(10,426)
Translation adjustment					(32)	(32)
Common Stock issuance - IPO			15,209			15,209
Common Stock issuance - IPO, shares		4,887,500
Common Stock issuance - Pre-IPO Subscriptions			750			750
Common Stock issuance - Pre-IPO Subscriptions, shares		568,184
Common Stock cancellation
Common Stock cancellation, shares		(1,342,650)
Common Stock issuance for conversion of Convertible Notes		$ 2	36,489			36,491
Common Stock issuance for conversion of Convertible Notes, shares		19,634,860
Preferred Stock Conversion to Common Stock	(20,265)	$ 4	20,261			20,265
Ending balance, value at Sep. 30, 2025		$ 7	$ 80,283	$ (72,552)	$ 230	$ 7,968
Ending balance, shares at Sep. 30, 2025		73,701,176